Commitment and Contingences - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 01, 2021	Apr. 20, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 22, 2021	May 24, 2021	May 23, 2021
Commitments And Contingences [Line Items]
Operating lease, Term of contract				3 years
Operating lease expiration year				2028
Rent expense				$ 2	$ 2
Sublease Income				0	318
Total net rent expense				3,241	3,774
Rent cancellation penalty		$ 4,243
Percentage of penalty fee paid			50.00%
Palantir Foundry Agreement
Commitments And Contingences [Line Items]
Professional subscription period	5 years
Quarterly subscription fee	$ 1,000
Letters of Credit
Commitments And Contingences [Line Items]
Line of credit				$ 983	$ 2,228	$ 983	$ 1,500	$ 2,228